December 13, 2013

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS
- Dreyfus Institutional Cash Advantage Fund

Supplement to Prospectuses
dated September 1, 2013

The following changes will take effect as of January 13, 2014

The following replaces the second sentence in “Fund Summary - Principal Investment Strategy” in the prospectuses:

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Thefollowingreplacesthethirdsentencein“FundDetails-GoalandApproach”intheprospectuses:

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: • securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities • certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches • repurchase agreements, including tri-party repurchase agreements • asset-backed securities • municipal securities • domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest • dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

The following information supplements “Fund Summary – Principal Risks” and “Fund Details –Investment Risks” in the prospectuses:

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

* * *

ICA-S1213

December 13, 2013

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
- Dreyfus Institutional Preferred Money Market Fund

Supplement to Summary Prospectuses and Prospectuses
dated August 1, 2013

The following changes will take effect as of January 13, 2014

The following replaces the second sentence in “Principal Investment Strategy” in the summary prospectuses and “Fund Summary - Principal Investment Strategy” in the prospectuses:

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; and domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest.

Thefollowingreplacesthethirdsentencein“FundDetails-GoalandApproach”intheprospectuses:

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: • securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities • certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches • repurchase agreements, including tri-party repurchase agreements • asset-backed securities • municipal securities • domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest

The following information supplements “Principal Risks” in the summary prospectuses and “Fund Summary - Principal Risks” and “Fund Details – Investment Risks” in the prospectuses:

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

* * *

0194STK1213

December 13, 2013

DREYFUS INSTITUTIONAL PREFERRED MONEY MARKET FUNDS
- Dreyfus Institutional Preferred Plus Money Market Fund

Supplement to Summary Prospectus and Prospectus
dated August 1, 2013

The following changes will take effect as of January 13, 2014

The following replaces the second sentence in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus:

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

The following replaces the third sentence in “Fund Details - Goal and Approach” in the prospectus:

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: • securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities • certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches • repurchase agreements, including tri-party repurchase agreements • asset-backed securities • municipal securities • domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest • dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies

The following information supplements “Principal Risks” in the summary prospectus and “Fund Summary - Principal Risks” and “Fund Details – Investment Risks” in the prospectus:

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

* * *

0286STK1213

December 13, 2013

DREYFUS INSTITUTIONAL RESERVES FUNDS
- Dreyfus Institutional Reserves Treasury Fund
- Dreyfus Institutional Reserves Treasury Prime Fund

Supplement to Prospectuses
dated May 1, 2013

The following information will supersede and replace the second sentence in the sections entitled “Fund Summary - Dreyfus Institutional ReservesTreasury Fund - Principal Investment Strategy” and “Fund Details – Goal and Approach – Dreyfus Institutional Reserves Treasury Fund”:

To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government, including those with floating or variable rates of interest, and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. government.

The following information will supersede and replace the second sentence in the sections entitled “Fund Summary - Dreyfus Institutional Reserves Treasury Prime Fund - Principal Investment Strategy” and “Fund Details – Goal and Approach – Dreyfus Institutional Reserves Treasury Prime Fund”:

To pursue its goal, the fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. government, including those with floating or variable rates of interest.

IRF-S1213

December 13, 2013

DREYFUS LIQUID ASSETS, INC.

Supplement to Summary Prospectuses and Prospectuses
dated May 1, 2013

The following changes will take effect as of January 13, 2014

The following replaces the second and third sentences in “Principal Investment Strategy” in the summary prospectuses and “Fund Summary - Principal Investment Strategy” in the prospectuses:

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; and commercial paper and other short-term corporate obligations of U.S. issuers, including those with floating or variable rates of interest. Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

The following replaces the third and fourth sentences in “Fund Details - Goal and Approach” in the prospectuses:

To pursue its goal, the fund normally invests in a diversified portfolio of high quality, short-term dollar-denominated debt securities, including: • securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities • certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or agencies or branches • repurchase agreements, including tri-party repurchase agreements • asset-backed securities • municipal securities • commercial paper, and other short-term corporate obligations of U.S. issuers, including those with floating or variable rates of interest.

Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

The following supplements “Principal Risks” in the summary prospectuses and “Fund Summary - Principal Risks” and “Fund Details – Investment Risks” in the prospectuses:

• Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

* * *

0039STK1213

December 13, 2013

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

Supplement to Summary Prospectus and Prospectus
dated March 1, 2013

The following changes will take effect as of January 13, 2014

The following replaces the second and third sentences in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus:

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies. Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

The following replaces the third and fourth sentences in “Fund Details - Goal and Approach” in the prospectus:

To pursue its goal, the fund invests in a diversified portfolio of high quality, short-term, dollar-denominated debt securities, including: • securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities • certificates of deposit, time deposits, bankers' acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches • repurchase agreements, including tri-party repurchase agreements • asset-backed securities • municipal securities • domestic and foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest • obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

The following supplements “Principal Risks” in the summary prospectus and “Fund Summary -Principal Risks” and “Fund Details – Investment Risks” in the prospectus:

• Municipal securities risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue.

* * *

DWWSTK1213

December 13, 2013

Dreyfus Institutional Cash Advantage Funds

- Dreyfus Institutional Cash Advantage Fund

Dreyfus Institutional Preferred Money Market Funds

- Dreyfus Institutional Preferred Money Market Fund

- Dreyfus Institutional Preferred Plus Money Market Fund

Dreyfus Institutional Reserves Funds

- Dreyfus Institutional Reserves Treasury Fund

- Dreyfus Institutional Reserves Treasury Prime Fund

Dreyfus Liquid Assets Fund, Inc.

Dreyfus Worldwide Dollar Money Market Fund, Inc.

Supplement to Statement of Additional Information

dated February 1, 2013, as revised or amended March 1, 2013, April 1, 2013, May 1, 2013, July 1, 2013, August 1, 2013, September 1, 2013, October 1, 2013, November 15, 2013 and December 1, 2013

The following changes will take effect as of January 13, 2014

The following supplements and supersedes any contrary information in "Investments, Investment Techniques and Risks – Money Market Funds":

Fund	U.S. Government Securities [15]	Repurchase Agreements [16]	Bank Obligations [17]	Participation Interests	Floating and Variable Rate Obligations
Dreyfus Institutional Cash Advantage Fund	√	√	√	√ (municipal securities only)	√
Dreyfus Institutional Preferred Money Market Fund	√	√	√	√ (municipal securities only)	√
Dreyfus Institutional Preferred Plus Money Market Fund	√	√	√	√ (municipal securities only)	√
Dreyfus Institutional Reserves Treasury Fund	√	√ [18]			√
Dreyfus Institutional Reserves Treasury Prime Fund	√				√
Dreyfus Liquid Assets	√	√	√	√ (municipal securities only)	√

[15]     Dreyfus Institutional Reserves Treasury Fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. Government and in repurchase agreements, including tri-party repurchase agreements, collateralized by U.S. Treasury securities and other securities issued or guaranteed as to principal and interest by the U.S. Government.

Dreyfus Institutional Reserves Treasury Prime Fund normally invests only in U.S. Treasury securities backed by the full faith and credit of the U.S. Government.

[16]     Except with respect to Dreyfus Institutional Reserves Treasury Fund, these repurchase agreements may be collateralized by securities other than U.S. Government securities, such as corporate bonds, asset-backed securities and privately-issued mortgage-related securities, of investment grade or below investment grade credit quality ("credit collateral").

[17]     Normally, Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Preferred Money Market Fund, Dreyfus Institutional Preferred Plus Money Market Fund, Dreyfus Liquid Assets and Dreyfus Worldwide Dollar Money Market Fund each invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

[18]     These repurchase agreements must be collateralized by U.S. Treasury securities, except that up to 20% of the fund's net assets may consist of repurchase agreements collateralized by other securities issued or guaranteed as to principal and interest by the U.S. Government.

Fund	Asset-Backed Securities	Commercial Paper	Investment Companies	Municipal Securities	Foreign Securities [19]
Dreyfus Institutional Cash Advantage Fund	√	√	√	√ (up to 25% of assets)	√
Dreyfus Institutional Preferred Money Market Fund	√	√	√	√ (up to 25% of assets)	√
Dreyfus Institutional Preferred Plus Money Market Fund	√	√	√	√ (up to 25% of assets)	√
Dreyfus Liquid Assets	√	√	√	√ (up to 25% of assets)	√
Dreyfus Worldwide Dollar Money Market Fund	√	√	√	√ (up to 25% of assets)	√

[19]     Dreyfus Institutional Preferred Money Market Fund may invest only in securities issued by foreign branches of domestic banks, domestic and foreign branches of foreign banks and commercial paper issued by foreign issuers.

Fund	Illiquid Securities	Borrowing Money [20]	Reverse Repurchase Agreements	Forward Commitments	Interfund Borrowing and Lending Program	Lending Portfolio Securities [21]
Dreyfus Institutional Reserves Treasury Fund		√	√	√	√	√
Dreyfus Liquid Assets	√	√	√		√

Additionally, item 9 under the heading "Nonfundamental Policies" in the section of the Statement of Additional Information entitled "Investment Restrictions" is deleted in its entirety.

 [20] Dreyfus Institutional Preferred Money Market Fund, Dreyfus Institutional Preferred Plus Money Market Fund Dreyfus Institutional Cash Advantage Fund, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund, Dreyfus Institutional Reserves Treasury Prime Fund, Dreyfus Liquid Assets and Dreyfus Worldwide Dollar Money Market Fund each currently intends to borrow for temporary or emergency (not leveraging) purposes.  However, Dreyfus Institutional Preferred Money Market Fund, Dreyfus Institutional Preferred Plus Money Market Fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Reserves Money Fund, each may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements.

[21]  Other than pursuant to the Interfund Borrowing and Lending Program.